TETON Convertible Securities Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 96.0%
Airlines  — 1.4%
$ 300,000 Southwest Airlines Co.,
1.250%, 05/01/25 .............................................. $ 345,075
Automotive  — 1.4%
300,000 Rivian Automotive Inc.,
4.625%, 03/15/29(a) ......................................... 329,607
Business Services  — 4.0%
1,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ......................................... 978,223
Cable and Satellite  — 3.7%
700,000 DISH Network Corp.,
Zero Coupon, 12/15/25 ................................... 373,660
500,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ......................................... 539,500
913,160
Communications Equipment  — 2.8%
500,000 InterDigital Inc.,
3.500%, 06/01/27 .............................................. 676,543
Computer Software and Services  — 19.9%
700,000 Bandwidth Inc.,
0.250%, 03/01/26 .............................................. 553,989
780,000 Cardlytics Inc.,
1.000%, 09/15/25 .............................................. 439,764
500,000 Edgio Inc.,
3.500%, 08/01/25 .............................................. 423,394
360,000 fuboTV Inc.,
3.250%, 02/15/26 .............................................. 208,109
53,000 Lumentum Holdings Inc.,
1.500%, 12/15/29(a) ......................................... 55,067
1,000,000 Perficient Inc.,
0.125%, 11/15/26 .............................................. 825,088
760,000 Progress Software Corp.,
1.000%, 04/15/26 .............................................. 836,000
925,000 Verint Systems Inc.,
0.250%, 04/15/26 .............................................. 819,781
1,056,000 Veritone Inc.,
1.750%, 11/15/26 .............................................. 691,612
4,852,804
Consumer Services  — 9.4%
1,100,000 2U Inc.,
2.250%, 05/01/25 .............................................. 724,900
240,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ......................................... 265,080
400,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ......................................... 379,600
NCL Corp. Ltd.
100,000 5.375%, 08/01/25 .............................................. 137,500
223,000 1.125%, 02/15/27 .............................................. 206,623
600,000 Stride Inc.,
1.125%, 09/01/27 .............................................. 576,739
2,290,442
Diversified Industrial  — 1.7%
150,000 Chart Industries Inc.,
1.000%, 11/15/24 .............................................. 411,975
Principal
Amount
Market
Value
Energy and Utilities: Integrated  — 12.1%
$ 528,000 Array Technologies Inc.,
1.000%, 12/01/28 .............................................. $ 605,352
100,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ......................................... 114,142
600,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ......................................... 593,100
250,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ......................................... 244,750
425,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ......................................... 382,710
375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ......................................... 406,687
200,000 Stem Inc.,
4.250%, 04/01/30(a) ......................................... 201,100
500,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ......................................... 410,571
2,958,412
Energy and Utilities: Services  — 5.5%
200,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ......................................... 150,700
500,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ......................................... 560,111
300,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ......................................... 288,000
350,000 The Southern Co.,
3.875%, 12/15/25(a) ......................................... 350,875
1,349,686
Financial Services  — 5.7%
200,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ......................................... 205,544
200,000 Envestnet Inc.,
2.625%, 12/01/27(a) ......................................... 210,800
500,000 LendingTree Inc.,
0.500%, 07/15/25 .............................................. 390,000
750,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) .............................. 582,750
1,389,094
Food and Beverage  — 2.9%
275,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ......................................... 278,630
400,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ......................................... 421,626
700,256
Health Care  — 12.7%
505,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 .............................................. 314,363
350,000 CONMED Corp.,
2.250%, 06/15/27 .............................................. 392,350
Cutera Inc.
300,000 2.250%, 03/15/26 .............................................. 253,098
250,000 2.250%, 06/01/28 .............................................. 156,585
255,000 4.000%, 06/01/29(a) ......................................... 161,160
400,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ......................................... 366,000
400,000 Insulet Corp.,
0.375%, 09/01/26 .............................................. 551,400
67,000 Integer Holdings Corp.,
2.125%, 02/15/28(a) ......................................... 79,261
365,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28 ................................... 0

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 640,000 PetIQ Inc.,
4.000%, 06/01/26 .............................................. $ 592,784
200,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ......................................... 228,606
3,095,607
Materials  — 0.2%
110,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ......................................... 46,068
Real Estate Investment Trusts  — 2.2%
250,000 Redwood Trust Inc.,
7.750%, 06/15/27 .............................................. 211,563
385,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 .............................................. 328,958
540,521
Semiconductors  — 8.5%
400,000 Impinj Inc.,
1.125%, 05/15/27 .............................................. 434,502
400,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ......................................... 532,800
225,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ......................................... 255,226
400,000 Semtech Corp.,
1.625%, 11/01/27(a) ......................................... 374,200
600,000 Wolfspeed Inc.,
1.875%, 12/01/29(a) ......................................... 465,600
2,062,328
Telecommunications  — 1.9%
500,000 Infinera Corp.,
2.500%, 03/01/27 .............................................. 464,758
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 23,404,559
Shares
CONVERTIBLE PREFERRED STOCKS  — 1.2%
Health Care  — 1.2%
11,226 Invacare Holdings Corp., Ser. A,
9.000% ............................................................. 280,648
MANDATORY CONVERTIBLE SECURITIES (b) — 2.8%
Diversified Industrial  — 1.9%
7,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 .............................................. 455,980
Energy and Utilities: Integrated  — 0.9%
5,000 NextEra Energy Inc.,
6.926%, 09/01/25 .............................................. 226,450
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 682,430
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
5,024 Invacare Holdings Corp.† ................................. 0
TOTAL INVESTMENTS — 100.0%
(Cost $25,467,129) ........................................... $ 24,367,637
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.